R. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
1.	Commitments

The Company conducts part of its operations from leased facilities and also leases equipment. Rent expense was $0.6 million, $0.6 million and $0.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013, the approximate minimum rental commitments under noncancellable leases in excess of one year that expire at varying dates through 2017 were as follows:

Year ending December 31,	Amount
(in thousands)
2014	$689
2015-2017	225
$914

2.	Employment Agreements and Consultancy Agreements

The Company has entered into employment and indemnification agreements with three executive officers. These agreements provide that if their employment is terminated as a result of a change of control of the Company, or if their employment is terminated for certain other reasons set forth in the agreements, the Company will be required to pay a severance payment in an amount equal to their annual base salary, and other additional compensation due under the terms of the agreements.

The Company has also entered into employment and indemnification agreements with two other executive officers. These agreements provide that if their employment is terminated as a result of a change of control of the Company, the Company will be required to pay a severance payment in an amount equal to their six months of their annual base salary, and other additional compensation due under the terms of the agreements.

In 2012, the Company entered into consulting agreements with two of its shareholders and board members for a period of one year from June 2012 to June 2013. Each agreement provides that a consulting fee will be paid to the consultant within 30 days after submission of the invoice by the consultant. The Company incurred $35,000 and $41,000 of consulting service fees to these consultants in 2013 and 2012, respectively.

3.	Contingencies

The Company may be party to litigation, claims or assessments in the ordinary course of business. Management is not aware of any of these matters that would have a material effect on the financial condition, results of operations or cash flows of the Company.